LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.97%
INVESTMENT COMPANIES–96.97%
Equity Funds–78.71%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	726,887	$35,227,862
LVIP Baron Growth Opportunities Fund	87,195	5,631,716
LVIP Channing Small Cap Value Fund	208,402	2,652,754
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	293,026	4,779,260
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	589,798	8,454,169
LVIP MFS Value Fund	689,626	37,555,673
LVIP SSGA Mid-Cap Index Fund	590,953	7,585,473
LVIP SSGA Nasdaq-100 Index Fund	142,198	2,389,488
LVIP SSGA S&P 500 Index Fund	1,640,384	54,450,922
LVIP SSGA Small-Cap Index Fund	203,404	7,041,834
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	318,866	10,473,465
LVIP Wellington SMID Cap Value Fund	621,030	14,866,209
		191,108,825
Fixed Income Funds–18.02%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	245,052	2,320,394
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP JPMorgan Core Bond Fund	2,842,559	$29,065,168
LVIP Macquarie Bond Fund	563,111	6,772,536
LVIP SSGA Bond Index Fund	541,432	5,602,737
		43,760,835
Global Equity Fund–0.24%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	72,457	591,611
		591,611
Total Affiliated Investments (Cost $192,592,549)		235,461,271

UNAFFILIATED INVESTMENT–2.88%
INVESTMENT COMPANY–2.88%
Money Market Fund–2.88%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	6,998,313	6,998,313
Total Unaffiliated Investment (Cost $6,998,313)		6,998,313

TOTAL INVESTMENTS–99.85% (Cost $199,590,862)	242,459,584
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	353,654
NET ASSETS APPLICABLE TO 18,379,086 SHARES OUTSTANDING–100.00%	$242,813,238

✧✧Standard Class shares.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–1

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
10	CME E-mini Russell 2000 Index Futures	$1,227,750	$1,210,585	12/19/25	$17,165	$—
15	CME E-mini S&P 500 Index Futures	5,054,063	4,984,267	12/19/25	69,796	—
4	CME E-mini S&P MidCap 400 Index Futures	1,314,480	1,323,538	12/19/25	—	(9,058)
Total Futures Contracts					$86,961	$(9,058)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–2

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.97%@
Equity Funds-78.71%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$33,336,608	$14,385,299	$5,065,924	$535,232	$(7,963,353)	$35,227,862	726,887	$—	$—
✧✧LVIP Baron Growth Opportunities Fund	5,371,671	1,966,734	591,772	(31,827)	(1,083,090)	5,631,716	87,195	—	—
✧✧LVIP Channing Small Cap Value Fund	2,420,605	596,058	406,779	(12,245)	55,115	2,652,754	208,402	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	4,414,792	576,812	630,361	644	417,373	4,779,260	293,026	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	6,285,452	2,132,700	767,004	(77,481)	880,502	8,454,169	589,798	—	—
✧✧LVIP MFS Value Fund	34,191,290	6,804,934	4,435,322	(112,035)	1,106,806	37,555,673	689,626	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	7,495,503	1,479,455	1,231,349	(66,717)	(91,419)	7,585,473	590,953	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	2,240,167	268,212	403,390	69,552	214,947	2,389,488	142,198	—	—
✧✧LVIP SSGA S&P 500 Index Fund	50,260,945	6,809,665	7,079,737	45,889	4,414,160	54,450,922	1,640,384	—	—
✧✧LVIP SSGA Small-Cap Index Fund	7,737,850	900,184	1,950,610	95,211	259,199	7,041,834	203,404	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	9,208,288	2,454,870	1,264,341	1,848	72,800	10,473,465	318,866	—	—
✧✧LVIP Wellington SMID Cap Value Fund	13,320,298	4,147,875	1,494,402	(172,751)	(934,811)	14,866,209	621,030	—	—
Fixed Income Funds-18.02%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	2,241,195	308,087	337,144	(13,539)	121,795	2,320,394	245,052	11,297	—
✧✧LVIP JPMorgan Core Bond Fund	15,657,533	12,561,641	565,314	(1,464)	1,412,772	29,065,168	2,842,559	5,337	—
✧✧LVIP Macquarie Bond Fund	15,908,167	1,715,287	11,459,971	(474,915)	1,083,968	6,772,536	563,111	9,802	—
✧✧LVIP SSGA Bond Index Fund	7,046,235	580,699	2,384,988	(242,157)	602,948	5,602,737	541,432	—	—
Global Equity Fund-0.24%@
✧✧LVIP BlackRock Real Estate Fund	1,077,915	99,351	646,582	30,990	29,937	591,611	72,457	—	—
Total	$218,214,514	$57,787,863	$40,714,990	$(425,765)	$599,649	$235,461,271		$26,436	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–3